Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pay Versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and Company performance for the fiscal years listed below.

	Summary	Summary	Summary	Compensation	Compensation	Compensation	Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment based on: (4)
Year	Compensation Table Total for PEO 1 (1) ($)	Compensation Table Total for PEO 2 (1) ($)	Compensation Table Total for PEO 3 (1) ($)	Actually Paid to PEO 1 (1)(2)(3) ($)	Actually Paid to PEO 2 (1)(2)(3) ($)	Actually Paid to PEO 3 (1)(2)(3) ($)	Table Total for Non-PEO NEOs (1) ($)	Actually Paid to Non-PEO NEOs (1)(2)(3) ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Thousands)	PPNR ($ Thousands) (5)

2025	—	5,883,243	1,099,618	—	4,720,821	925,889	1,240,007	844,904	128.36	168.50	52,417	108,737
2024	—	2,838,867	—	—	1,750,726	—	1,072,610	837,597	147.43	130.19	(15,752)	36,376
2023	—	2,927,559	—	—	2,687,710	—	1,165,745	1,191,371	161.64	96.02	30,789	104,306
2022	—	2,959,731	—	—	1,668,456	—	918,499	777,465	176.58	103.00	61,963	93,876
2021	396,728	4,634,369	—	1,591,669	8,174,519	—	1,254,145	1,589,521	227.30	135.40	110,311	130,130

(1)
Millar Wilson was our PEO 1 until March 19, 2021. Gerald P. Plush was our PEO 2 from March 20, 2021 to November 5, 2025. Carlos Iafigliola has been our PEO 3 since November 5, 2025. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Miguel Palacios	Carlos Iafigliola	Sharymar Calderón	Sharymar Calderón	Sharymar Calderón
Alberto Capriles	Miguel Palacios	Carlos Iafigliola	Carlos Iafigliola	Alberto Capriles
Alfonso Figueredo	Alberto Capriles	Alberto Capriles	Howard Levine	Mariola Sanchez
	Howard Levine	Howard Levine	Juan Esterripa	Braden Smith
		Juan Esterripa		Juan Esterripa
Howard Levine

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Gerald P. Plush ($)	Exclusion of Stock Awards for Gerald P. Plush ($)	Inclusion of Equity Values for Gerald P. Plush ($)	Compensation Actually Paid to Gerald P. Plush ($)

2025	5,883,243	(1,212,318)	49,896	4,720,821

Year	Summary Compensation Table Total for Carlos Iafigliola ($)	Exclusion of Stock Awards for Carlos Iafigliola ($)	Inclusion of Equity Values for Carlos Iafigliola ($)	Compensation Actually Paid to Carlos Iafigliola ($)

2025	1,099,618	(333,385)	159,656	925,889

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	1,240,007	(337,767)	(57,336)	844,904

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Gerald P. Plush ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Gerald P. Plush ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Gerald P. Plush ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Gerald P. Plush ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Gerald P. Plush ($)	Total -Inclusion of Equity Values for Gerald P. Plush ($)

2025	—	—	209,414	275,906	(435,424)	49,896

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Carlos Iafigliola ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Carlos Iafigliola ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Carlos Iafigliola ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Carlos Iafigliola ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Carlos Iafigliola ($)	Total -Inclusion of Equity Values for Carlos Iafigliola ($)

2025	262,765	(112,582)	—	9,473	—	159,656

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	173,860	(55,940)	—	(7,482)	(167,774)	(57,336)

(4)
Cumulative Total Shareholder Return (“TSR”) for each fiscal year is measured over a period running from the last trading day before the covered fiscal year began, through and including the end of the covered fiscal year, calculated assuming reinvested dividends. The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the KBW Nasdaq Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
	We determined PPNR to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO 2, PEO 3, and Non-PEO NEOs in 2025. PPNR is a non-GAAP measure and is calculated as net income attributable to Amerant Bancorp Inc. plus provision for (reversal of) credit losses, provision for income tax expense and non-routine noninterest expense items less non-routine noninterest income items. For more information on PPNR, please see the “2025 Annual Cash Incentive” section of the CD&A in this proxy statement.
Company Selected Measure Name	PPNR
Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the KBW Nasdaq Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Gerald P. Plush ($)	Exclusion of Stock Awards for Gerald P. Plush ($)	Inclusion of Equity Values for Gerald P. Plush ($)	Compensation Actually Paid to Gerald P. Plush ($)

2025	5,883,243	(1,212,318)	49,896	4,720,821

Year	Summary Compensation Table Total for Carlos Iafigliola ($)	Exclusion of Stock Awards for Carlos Iafigliola ($)	Inclusion of Equity Values for Carlos Iafigliola ($)	Compensation Actually Paid to Carlos Iafigliola ($)

2025	1,099,618	(333,385)	159,656	925,889

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Gerald P. Plush ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Gerald P. Plush ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Gerald P. Plush ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Gerald P. Plush ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Gerald P. Plush ($)	Total -Inclusion of Equity Values for Gerald P. Plush ($)

2025	—	—	209,414	275,906	(435,424)	49,896

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Carlos Iafigliola ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Carlos Iafigliola ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Carlos Iafigliola ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Carlos Iafigliola ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Carlos Iafigliola ($)	Total -Inclusion of Equity Values for Carlos Iafigliola ($)

2025	262,765	(112,582)	—	9,473	—	159,656

Non-PEO NEO Average Total Compensation Amount	$ 1,240,007	$ 1,072,610	$ 1,165,745	$ 918,499	$ 1,254,145
Non-PEO NEO Average Compensation Actually Paid Amount	$ 844,904	837,597	1,191,371	777,465	1,589,521
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	1,240,007	(337,767)	(57,336)	844,904

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	173,860	(55,940)	—	(7,482)	(167,774)	(57,336)

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid, Company Total Shareholder Return (“TSR”) and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years, and the Peer Group TSR over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and PPNR

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our PPNR during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid, Company Total Shareholder Return (“TSR”) and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years, and the Peer Group TSR over the same period.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO 2, PEO 3 and Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

PPNR Efficiency Ratio Relative TSR Non-performing Loans/Total Loans Growth in Average Total Core Deposits Return on Average Assets Adjusted Return on Average Tangible Common Equity

Total Shareholder Return Amount	$ 128.36	147.43	161.64	176.58	227.3
Peer Group Total Shareholder Return Amount	168.5	130.19	96.02	103	135.4
Net Income (Loss)	$ 52,417,000	$ (15,752,000)	$ 30,789,000	$ 61,963,000	$ 110,311,000
Company Selected Measure Amount	108,737,000	36,376,000	104,306,000	93,876,000	130,130,000
Measure:: 1
Pay vs Performance Disclosure
Name	PPNR
Non-GAAP Measure Description	We determined PPNR to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO 2, PEO 3, and Non-PEO NEOs in 2025. PPNR is a non-GAAP measure and is calculated as net income attributable to Amerant Bancorp Inc. plus provision for (reversal of) credit losses, provision for income tax expense and non-routine noninterest expense items less non-routine noninterest income items. For more information on PPNR, please see the “2025 Annual Cash Incentive” section of the CD&A in this proxy statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Non-performing Loans/Total Loans
Measure:: 5
Pay vs Performance Disclosure
Name	Growth in Average Total Core Deposits
Measure:: 6
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 7
Pay vs Performance Disclosure
Name	Adjusted Return on Average Tangible Common Equity
Millar Wilson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 396,728
PEO Actually Paid Compensation Amount					$ 1,591,669
PEO Name					Millar Wilson
Gerald P. Plush [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,883,243	$ 2,838,867	$ 2,927,559	$ 2,959,731	$ 4,634,369
PEO Actually Paid Compensation Amount	4,720,821	$ 1,750,726	$ 2,687,710	$ 1,668,456	$ 8,174,519
PEO Name		Gerald P. Plush
Carlos Iafigliola [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,099,618
PEO Actually Paid Compensation Amount	$ 925,889
PEO Name	Carlos Iafigliola
PEO | Gerald P. Plush [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 49,896
PEO | Gerald P. Plush [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,212,318)
PEO | Gerald P. Plush [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(0)
PEO | Gerald P. Plush [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	209,414
PEO | Gerald P. Plush [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,906
PEO | Gerald P. Plush [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	435,424
PEO | Carlos Iafigliola [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	159,656
PEO | Carlos Iafigliola [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(333,385)
PEO | Carlos Iafigliola [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	262,765
PEO | Carlos Iafigliola [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(112,582)
PEO | Carlos Iafigliola [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,473
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,336)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(337,767)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	173,860
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,940)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,482)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (167,774)